Note 14 - Income Taxes (Details) - Loss Before Tax	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Loss Before Tax [Abstract]
PRC	$ 3,167,577	19,653,549	(501,808)	15,240,940
Cayman Islands	(1,296,030)	(8,041,344)	(6,662,406)	(15,253,126)
Income (Loss) before income tax	$ 1,871,547	11,612,205	(7,164,214)	(12,186)